FINANCIAL INSTRUMENTS - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 24,753	£ 22,051
Derivative liabilities	(24,042)	(18,060)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	78	44
Derivative liabilities	(39)	(62)
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	24,122	21,114
Derivative liabilities	(23,395)	(17,054)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	553	893
Derivative liabilities	£ (608)	£ (944)